Cat Financial Financing Activities (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finance Receivables
Period after which collection of future income is considered as not probable (in days)	120 days
Finance Receivables
Finance Receivables
Ending Balance-recorded investment in finance receivables	$ 23,308	$ 19,980	$ 19,923
Period after which collection of future income is considered as not probable (in days)	120 days
Finance Receivables | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	22,795	19,508	19,284
Finance Receivables | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	513	472	639
Finance Receivables | North America
Finance Receivables
Ending Balance-recorded investment in finance receivables	8,030	7,291	7,739
Finance Receivables | North America | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	7,971	7,179	7,522
Finance Receivables | North America | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	59	112	217
Finance Receivables | Europe
Finance Receivables
Ending Balance-recorded investment in finance receivables	2,740	2,281	2,551
Finance Receivables | Europe | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	2,702	2,223	2,462
Finance Receivables | Europe | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	38	58	89
Finance Receivables | Asia Pacific
Finance Receivables
Ending Balance-recorded investment in finance receivables	3,789	3,038	2,805
Finance Receivables | Asia Pacific | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	3,753	3,014	2,781
Finance Receivables | Asia Pacific | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	36	24	24
Finance Receivables | Mining
Finance Receivables
Ending Balance-recorded investment in finance receivables	1,974	1,485	875
Finance Receivables | Mining | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	1,962	1,473	868
Finance Receivables | Mining | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	12	12	7
Finance Receivables | Latin America
Finance Receivables
Ending Balance-recorded investment in finance receivables	3,603	2,965	2,883
Finance Receivables | Latin America | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	3,455	2,857	2,744
Finance Receivables | Latin America | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	148	108	139
Finance Receivables | Caterpillar Power Finance
Finance Receivables
Ending Balance-recorded investment in finance receivables	3,172	2,920	3,070
Finance Receivables | Caterpillar Power Finance | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	2,952	2,762	2,907
Finance Receivables | Caterpillar Power Finance | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	220	158	163
Finance Receivables | Customer
Finance Receivables
Ending Balance-recorded investment in finance receivables	19,424	17,593	17,980
Finance Receivables | Customer | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	18,911	17,121	17,341
Finance Receivables | Customer | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	513	472	639
Finance Receivables | Customer | North America
Finance Receivables
Ending Balance-recorded investment in finance receivables	5,967	5,602	6,448
Finance Receivables | Customer | North America | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	5,908	5,490	6,231
Finance Receivables | Customer | North America | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	59	112	217
Finance Receivables | Customer | Europe
Finance Receivables
Ending Balance-recorded investment in finance receivables	2,555	2,224	2,510
Finance Receivables | Customer | Europe | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	2,517	2,166	2,421
Finance Receivables | Customer | Europe | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	38	58	89
Finance Receivables | Customer | Asia Pacific
Finance Receivables
Ending Balance-recorded investment in finance receivables	3,038	2,877	2,654
Finance Receivables | Customer | Asia Pacific | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	3,002	2,853	2,630
Finance Receivables | Customer | Asia Pacific | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	36	24	24
Finance Receivables | Customer | Mining
Finance Receivables
Ending Balance-recorded investment in finance receivables	1,973	1,485	875
Finance Receivables | Customer | Mining | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	1,961	1,473	868
Finance Receivables | Customer | Mining | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	12	12	7
Finance Receivables | Customer | Latin America
Finance Receivables
Ending Balance-recorded investment in finance receivables	2,719	2,485	2,426
Finance Receivables | Customer | Latin America | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	2,571	2,377	2,287
Finance Receivables | Customer | Latin America | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	148	108	139
Finance Receivables | Customer | Caterpillar Power Finance
Finance Receivables
Ending Balance-recorded investment in finance receivables	3,172	2,920	3,067
Finance Receivables | Customer | Caterpillar Power Finance | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	2,952	2,762	2,904
Finance Receivables | Customer | Caterpillar Power Finance | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	220	158	163
Finance Receivables | Dealer
Finance Receivables
Ending Balance-recorded investment in finance receivables	3,884	2,387	1,943
Finance Receivables | Dealer | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	3,884	2,387	1,943
Finance Receivables | Dealer | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | North America
Finance Receivables
Ending Balance-recorded investment in finance receivables	2,063	1,689	1,291
Finance Receivables | Dealer | North America | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	2,063	1,689	1,291
Finance Receivables | Dealer | North America | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Europe
Finance Receivables
Ending Balance-recorded investment in finance receivables	185	57	41
Finance Receivables | Dealer | Europe | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	185	57	41
Finance Receivables | Dealer | Europe | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Asia Pacific
Finance Receivables
Ending Balance-recorded investment in finance receivables	751	161	151
Finance Receivables | Dealer | Asia Pacific | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	751	161	151
Finance Receivables | Dealer | Asia Pacific | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Mining
Finance Receivables
Ending Balance-recorded investment in finance receivables	1	0	0
Finance Receivables | Dealer | Mining | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	1	0	0
Finance Receivables | Dealer | Mining | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Latin America
Finance Receivables
Ending Balance-recorded investment in finance receivables	884	480	457
Finance Receivables | Dealer | Latin America | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	884	480	457
Finance Receivables | Dealer | Latin America | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Caterpillar Power Finance
Finance Receivables
Ending Balance-recorded investment in finance receivables	0	0	3
Finance Receivables | Dealer | Caterpillar Power Finance | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	0	0	3
Finance Receivables | Dealer | Caterpillar Power Finance | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	$ 0	$ 0	$ 0